BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of borrowings

	As of December 31,
	2024	2025
	US$	US$
Current
Short-term borrowings:
Bank loans	4,868,956	4,268,154
Current portion of long-term borrowings	12,923,599	711,359
Total current borrowings	17,792,555	4,979,513
Non-Current
Long-term borrowings:
Bank loans	417,339	1,138,174
Total non-current borrowings	417,339	1,138,174
Total borrowings	18,209,894	6,117,687

Schedule of future maturities of short-term borrowings and long-term borrowings

As of December 31,
2025
US$
2026	4,979,513
2027	1,138,174
6,117,687